Document and Entity Information	Feb. 07, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 07, 2024
Entity Registrant Name	NEWELL BRANDS INC
Entity Incorporation State Country Code	DE
Entity File Number	1-9608
Entity Tax Identification Number	36-3514169
Entity Address Address Line 1	6655 Peachtree Dunwoody Road
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30328
City Area Code	770
Local Phone Number	418-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $1 par value per share
Trading Symbol	NWL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment to the Current Report on Form 8-K for Newell Brands Inc. (the “Company”), filed with the Securities and Exchange Commission on February 9, 2024 (the “Original Form 8-K”), is being filed to correct a typographical error in the third paragraph of the disclosure under Item 1.01 of the Original Form 8-K.
Entity Central Index Key	0000814453